Income Taxes - Changes in net income taxes (payable) refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net income taxes (payable) refundable
Balance - January 1	$ (293.9)	$ (116.7)
Amounts recorded in the consolidated statements of earnings	(640.1)	(606.8)
Payments made during the year	713.9	416.4
Acquisitions of subsidiaries	(31.3)
Foreign exchange effect and other	3.5	13.2
Balance - December 31	$ (247.9)	$ (293.9)